Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 408,955,000,000	₽ 397,900,000,000
Finance income	34,056,000,000	633,000,000	₽ 1,176,000,000
Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	257,195,000,000	270,360,000,000
Russian rubles [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	73,416,000,000	72,570,000,000
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	54,857,000,000	102,040,000,000
U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	7,573,000,000	6,172,000,000
U.S. dollars [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	7,000,000	57,829,000,000
Euro [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	96,903,000,000	25,500,000,000
Euro [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	74,794,000,000	3,334,000,000
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	0	10,196,000,000
Finance income	12,101,000,000
VTB facilities [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	66,368,000,000				€ 897,000
VTB facilities [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Finance income	12,854,000,000
Fines and penalties waived	9,878,000,000
VTB facilities [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
Payment obligation	30,000,000,000
VTB facilities [member] | Russian rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 73,416,000,000	72,570,000,000
Borrowings interest rate	9.30%				9.30%
VTB facilities [member] | Russian rubles [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 66,368,000,000
VTB facilities [member] | Russian rubles [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	63,844,000,000
VTB facilities [member] | Russian rubles [member] | Other Purposes [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 2,524,000,000
VTB facilities [member] | Russian rubles [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%				1.50%
VTB facilities [member] | U.S. dollars [member] | VTB [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 7,573,000,000	6,172,000,000
Borrowings interest rate	9.40%				9.40%
VTB facilities [member] | Euro [member] | VTB Euro-denominated [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €					€ 897,000
Borrowings interest rate	5.50%				5.50%
Borrowings, interest rate basis	12M EURIBOR plus 5.5% p.a.
VTB facilities [member] | Euro [member] | Pre-export facility [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €					€ 864,000
VTB facilities [member] | Euro [member] | Other Purposes [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings | €					€ 33,000
MCAG facilities [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
The amount of facility due to prolongation agreement	₽ 3,396,000,000	₽ 3,334,000,000	₽ 2,812,000,000	€ 44,068